Loans Receivable - Additional Information (Detail) (Residential, 1-4 Families [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Residential, 1-4 Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential, 1-4 family loans, pledged against FHLB advances	$ 17,376,000	$ 17,765,000